Intangible Assets (Summary of Amortizing and Indefinite-Lived Intangibles) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Line Items]
Intangible assets, gross	$ 1,205,879	$ 1,209,179
Intangible assets, cumulative amortization	(155,951)	(132,558)
Intangible assets, cumulative impairment	(159,874)	(142,372)
Intangible assets, net	890,054	934,249	$ 1,010,660	$ 1,059,638
Amortizing intangibles:
Gross carrying value	203,043	206,343
Cumulative amortization	(121,991)	(98,598)
Cumulative impairment losses	0	0
Intangible assets, net	81,052	107,745
Indefinite lived intangible assets:
Gross carrying value	1,002,836	1,002,836
Cumulative amortization	(33,960)	(33,960)
Cumulative impairment losses	(159,874)	(142,372)
Intangible assets, net	$ 809,002	$ 826,504
Customer Relationships
Amortizing intangibles:
Weighted average life	1 year 10 months 24 days	2 years 11 months 2 days
Gross carrying value	$ 136,300	$ 139,600
Cumulative amortization	(109,994)	(87,642)
Cumulative impairment losses	0	0
Intangible assets, net	26,306	51,958	85,267	130,941
Noncompete Agreements
Amortizing intangibles:
Intangible assets, net	$ 0	$ 0	0	2,846
Favorable Lease Rates
Amortizing intangibles:
Weighted average life	32 years 4 months 24 days	33 years 4 months 24 days
Gross carrying value	$ 45,370	$ 45,370
Cumulative amortization	(11,997)	(10,956)
Cumulative impairment losses	0	0
Intangible assets, net	$ 33,373	$ 34,414	35,458	36,503
Development Agreement
Amortizing intangibles:
Weighted average life	0 years	0 years
Gross carrying value	$ 21,373	$ 21,373
Cumulative amortization	0	0
Cumulative impairment losses	0	0
Intangible assets, net	21,373	21,373	21,373	21,373
Trademarks
Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	0	300
Indefinite lived intangible assets:
Gross carrying value	129,501	129,501
Cumulative amortization	0	0
Cumulative impairment losses	(3,500)	(3,500)
Intangible assets, net	126,001	126,001	128,287	126,800
Gaming License Rights
Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	17,502	39,772	900
Indefinite lived intangible assets:
Gross carrying value	873,335	873,335
Cumulative amortization	(33,960)	(33,960)
Cumulative impairment losses	(156,374)	(138,872)
Intangible assets, net	$ 683,001	$ 700,503	$ 740,275	$ 741,175
Minimum | Favorable Lease Rates
Amortizing intangibles:
Weighted average life	41 years
Indefinite-Lived Intangible Assets, Valuation Assumptions [Abstract]
Valuation assumptions, term	41 years
Maximum | Favorable Lease Rates
Amortizing intangibles:
Weighted average life	52 years
Indefinite-Lived Intangible Assets, Valuation Assumptions [Abstract]
Valuation assumptions, term	52 years